Trade receivables and other customer-related balances (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule for aging of trade receivables, contract assets, and customer financing-related loan receivables	Aging of trade receivables, contract assets, and customer financing-related loan receivables at 31 December

		Past due
EURm	Current	1-30 days	31-180 days	> 180 days	Total
2025
Trade receivables(1)	4 710	113	167	161	5 151
Contract assets	805	—	—	—	805
Customer financing-related loan receivables	62	—	—	—	62
Total gross receivables	5 577	113	167	161	6 018
Expected credit loss allowance	(81)	(4)	(30)	(68)	(183)
Total net receivables	5 496	109	137	93	5 835
2024
Trade receivables(1)	4 894	163	195	213	5 465
Contract assets	694	—	—	—	694
Customer financing-related loan receivables	70	—	—	—	70
Total gross receivables	5 658	163	195	213	6 229
Expected credit loss allowance	(78)	(9)	(31)	(108)	(226)
Total net receivables	5 580	154	164	105	6 003
(1)Nokia’s payment terms are 80 days (89 days in 2024) on average.

Schedule of credit risk exposure by customer and country	Credit risk exposure by customer and country as % of total trade receivables and contract assets as well as loans and loan commitments to customers:

Customer	2025	2024
Customer 1	4.8%	7.5%
Customer 2	4.2%	4.9%
Customer 3	3.2%	4.7%
Total	12.2%	17.1%

Country	2025	2024
United States	20.3%	21.5%
Country 2	7.1%	10.6%
Country 3	6.0%	5.8%
Total	33.4%	37.9%
Outstanding non-current and current interest-bearing financial investments, cash equivalents and cash classified by credit rating grades ranked in line with S&P Global Ratings categories at 31 December:

			Cash equivalents and interest-bearing financial investments
EURm	Rating(1)	Cash	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years	Total(2)(3)
2025	AAA	—	789	—	11	—	—	800
	AA+ – AA-	938	273	—	34	6	—	1 251
	A+ – A-	1 654	1 874	106	365	57	303	4 359
	BBB+ – BBB-	104	69	8	64	3	—	248
	Other	120	13	—	—	—	—	133
Total		2 816	3 018	114	474	66	303	6 791
2024	AAA	—	1 496	—	8	—	—	1 504
	AA+ – AA-	720	727	12	27	6	—	1 492
	A+ – A-	2 004	2 346	380	241	157	102	5 230
	BBB+ – BBB-	48	244	15	63	26	—	396
	Other	117	2	—	—	—	—	119
Total		2 889	4 815	407	339	189	102	8 741
(1)Bank Parent Company ratings are used here for bank groups. Actual bank subsidiary ratings may differ from the Bank Parent Company rating.
(2)Non-current and current interest-bearing financial investments and cash equivalents include bank deposits, structured deposits, investments in money market funds and investments in fixed income instruments.
(3)Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 495 million (EUR 306 million in 2024) of instruments that have a call period of less than three months.